Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management (Tables) [Abstract]
Credit risk exposure of the financial instruments

We present below the credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2019		On December 31, 2018
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 18)	109,610,999	-	107,209,743	-
Financial assets at fair value through profit or loss (Note 19)	249,759,777	-	246,161,150	-
Financial assets at fair value through other comprehensive income (Note 21) (1)	192,450,010	-	178,050,536	-
Loans and advances to banks (Note 22)	59,083,791	(44,465)	105,250,928	(1,978)
Loans and advances to customers (Note 23)	457,392,375	(33,863,659)	411,492,655	(31,105,579)
Securities at amortized cost (Note 24)	171,551,837	(4,633,477)	143,626,776	(3,022,038)
Other financial assets (Note 29)	56,101,781	-	43,893,309	-
Provision for Expected Credit Loss
Loan Commitments (Note 23 and 40)	249,866,767	(2,318,404)	228,474,660	(2,551,676)
Financial guarantees (Note 23 and 40)	78,231,145	(1,970,321)	72,870,964	(719,216)
Total risk exposure	1,624,048,482	(42,830,326)	1,537,030,721	(37,400,487)

(1) Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Concentration of credit risk

Concentration of credit risk

	On December 31
	2019	2018
Largest borrower	1.9%	2.2%
10 largest borrowers	7.7%	9.1%
20 largest borrowers	11.3%	12.9%
50 largest borrowers	16.7%	18.6%
100 largest borrowers	20.1%	22.9%

The credit-risk concentration analysis

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	On December 31 - R$ thousand
	2019	%	2018	%
Public sector	8,899,863	1.9	9,259,368	2.3
Oil, derivatives and aggregate activities	8,870,762	1.9	9,092,151	2.2
Production and distribution of electricity	3,032	-	1,829	-
Other industries	26,069	-	165,388	-
Private sector	448,492,512	98.1	402,233,287	97.7
Companies	218,076,522	47.7	209,365,567	50.9
Real estate and construction activities	21,695,592	4.7	25,267,761	6.1
Retail	35,521,621	7.8	32,472,286	7.9
Services	20,136,089	4.4	19,086,508	4.6
Transportation and concession	20,807,687	4.5	17,261,369	4.2
Automotive	12,723,830	2.8	11,284,972	2.7
Food products	11,067,069	2.4	12,040,631	2.9
Wholesale	14,327,816	3.1	11,467,168	2.8
Production and distribution of electricity	2,868,563	0.6	4,784,015	1.2
Siderurgy and metallurgy	9,022,956	2.0	7,698,444	1.9
Sugar and alcohol	6,191,961	1.4	6,907,858	1.7
Other industries	63,713,338	13.9	61,094,555	14.8
Individuals	230,415,990	50.4	192,867,720	46.9
Total portfolio	457,392,375	100.0	411,492,655	100.0
Impairment of loans and advances	(33,863,659)		(31,105,579)
Total of net loans and advances to customers	423,528,716		380,387,076

Financial effect of the guarantee on credit and financial lease transactions

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousand
	2019		2018
	Book value (1)	Fair Value Guarantees	Book value (1)	Fair Value Guarantees
Individuals	230,415,990	139,878,361	192,867,720	121,318,093
Stage 1	199,384,194	127,231,341	165,031,788	109,456,403
Stage 2	19,594,716	10,277,550	15,354,577	8,925,277
Stage 3	11,437,080	2,369,470	12,481,355	2,936,413

Companies	226,976,385	90,693,689	218,624,935	77,161,470
Stage 1	195,924,808	77,930,093	177,191,748	61,244,814
Stage 2	13,106,024	6,546,880	21,750,673	7,374,186
Stage 3	17,945,553	6,216,716	19,682,514	8,542,470
Total	457,392,375	230,572,050	411,492,655	198,479,563

Financial Exposure - Trading Portfolio

Financial Exposure - Trading Portfolio (Fair value)

Risk factors	R$ thousand
	On December 31
	2019		2018
	Assets	Liabilities	Assets	Liabilities
Fixed rates	15,619,889	12,954,739	8,131,939	6,081,794
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	889,026	1,476,167	249,922	191,486
Exchange coupon	221,069	1,135,449	1,090,277	785,578
Foreign Currency	759,320	1,437,774	1,471,956	1,611,049
Equities	461,860	427,778	776,376	776,735
Sovereign/Eurobonds and Treasuries	3,783,134	5,007,199	3,805,259	1,099,612
Other	384,269	25,793	685,724	31,729
Total	22,118,567	22,464,899	16,211,453	10,577,983

The 1-day VaR of Trading Portfolio net of tax effects

The 1-day VaR of Trading Portfolio net of tax effects was R$9,973 thousand in the end of 2019, with the Foreign Currency as the largest risk factor participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2019	2018
Fixed rates	1,614	850
IGPM/IPCA	2,774	264
Exchange coupon	415	142
Foreign Currency	5,327	712
Sovereign/Eurobonds and Treasuries	3,834	3,770
Equities	707	655
Other	2,122	1,597
Correlation/diversification effect	(6,820)	(2,214)
VaR at the end of the year	9,973	5,776
		-
Average VaR in the year	10,263	21,624
Minimum VaR in the year	6,469	4,316
Maximum VaR in the year	15,309	76,935

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta-Gamma-Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon([1]) (the highest between 10 days and the horizon of the portfolio)  by the ‘square root of time' method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2019		2018
	VaR	Stressed	VaR	Stressed
Interest rate	14,662	58,629	8,131	47,851
Exchange rate	34,638	104,429	5,666	20,959
Commodity price (Commodities)	465	1,637	8,194	14,704
Equities	2,766	3,772	3,355	4,844
Correlation/diversification effect	(9,959)	(29,875)	(7,569)	33,180
VaR at the end of the year	42,572	138,592	17,777	121,538

Average VaR in the year	43,294	106,636	69,852	117,946
Minimum VaR in the year	16,606	34,838	17,777	57,523
Maximum VaR in the year	122,507	298,703	252,797	231,080

The possible impacts on positions in stress scenarios

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$160,661 thousand in 2019 (2018 - R$185,192 thousand), and the maximum estimated loss in the year of 2019 would be R$286,273 thousand (2018 - R$419,677 thousand).

	R$ thousand
	On December 31
	2019	2018
At the end of the year	103,444	59,489
Average in the year	160,661	185,192
Minimum in the year	67,675	52,716
Maximum in the year	286,273	419,677

Sensitivity Analysis - Trading Portfolio

Sensitivity Analysis - Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2019			2018
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(97)	(14,128)	(27,256)	(67)	(11,474)	(22,374)
Price indexes	Exposure subject to variations in price index coupon rates	(904)	(29,440)	(56,245)	(22)	(2,462)	(4,706)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(10)	(689)	(1,373)	(3)	(236)	(460)
Foreign currency	Exposure subject to exchange rate variations	(2,772)	(74,695)	(149,390)	(331)	(8,265)	(16,529)
Equities	Exposure subject to variation in stock prices	(228)	(5,710)	(11,420)	(88)	(2,195)	(4,389)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(699)	(29,099)	(56,736)	(315)	(93,073)	(129,865)
Other	Exposure not classified in other definitions	-	(26)	(52)	-	(37)	(73)
Total excluding correlation of risk factors		(4,710)	(153,787)	(302,472)	(826)	(117,742)	(178,396)
Total including correlation of risk factors		(2,617)	(72,476)	(145,411)	(429)	(93,092)	(130,432)

Sensitivity Analysis - Trading and Banking Portfolios

Sensitivity Analysis - Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2019			2018
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(14,670)	(1,895,973)	(3,775,039)	(16,141)	(2,973,012)	(5,760,223)
Price indexes	Exposure subject to variations in price index coupon rates	(16,840)	(1,312,832)	(2,397,962)	(8,410)	(913,671)	(1,630,441)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,035)	(71,631)	(139,560)	(1,368)	(119,441)	(229,387)
Foreign currency	Exposure subject to exchange rate variations	(3,136)	(71,103)	(142,206)	(407)	(10,119)	(20,238)
Equities	Exposure subject to variation in stock prices	(28,808)	(720,192)	(1,440,384)	(21,229)	(530,729)	(1,061,459)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,399)	(52,962)	(104,190)	(1,762)	(92,193)	(184,758)
Other	Exposure not classified in other definitions	(66)	(1,660)	(3,320)	(412)	(10,298)	(20,596)
Total excluding correlation of risk factors		(65,954)	(4,126,353)	(8,002,661)	(49,729)	(4,649,463)	(8,907,102)
Total including correlation of risk factors		(42,209)	(3,038,149)	(5,919,579)	(37,535)	(3,905,602)	(7,499,908)

The level of the ratio between high quality liquid assets and total net cash outflows

In accordance with the LCR implantation schedule, the level of the ratio between HQLA and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The average LCR Prudential Conglomerate

The table below shows the average LCR Prudential Conglomerate:

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
		On December 31 (1)		On December 31 (2)
		2019		2018
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
Number of Line	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		112,872,809		140,377,669
Number of Line	Cash Outlows
2	Ratail funding:	239,379,478	21,636,196	235,539,799	21,919,302
3	Stable funding	129,085,762	6,454,288	119,809,242	5,990,462
4	Less stable funding	110,293,716	15,181,908	115,730,557	15,928,840
5	Non-collateralized wholesale funding:	132,504,666	53,070,146	125,136,835	50,927,871
6	Operating deposits (all counterparties) and affiliated cooperative deposits	9,638,912	481,946	8,648,728	432,436
7	Non-operating deposits (all counterparties)	121,673,837	51,396,283	115,864,088	49,871,416
8	Other non-collateralized wholesale funding	1,191,917	1,191,917	624,019	624,019
9	Collateralized wholesale funding	-	3,828,662	-	5,361,781
10	Additional requirements:	113,180,204	14,729,075	104,341,246	14,181,343
11	Related to exposure to derivatives and other collateral requirements	14,457,167	6,617,026	14,419,270	6,741,269
12	Related to funding losses through the issue of debt instruments	765,093	765,093	554,811	554,811
13	Related to lines of credit and liquidity	97,957,944	7,346,956	89,367,165	6,885,263
14	Other contractual obligations	37,020,644	35,080,897	33,875,647	31,857,396
15	Other contingent obligations	132,713,942	5,420,129	122,319,336	4,915,397
16	Total cash outflows	-	133,765,105	-	129,163,091
Number of Line	Cash Inflows
17	Collateralized loans	65,979,377	896,126	95,238,798	-
18	Outstanding loans whose payments are fully up-to-date	32,730,607	20,645,466	30,039,902	16,950,831
19	Other cash inflows	41,453,133	33,730,321	37,235,944	30,511,989
20	Total cash inflows	140,163,117	55,271,913	162,514,644	47,462,820
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		112,872,809		140,377,669
22	Total net cash outflow		78,493,191		81,700,271
23	LCR (%) (5)		143.8%		171.8%

(1) Calculated based on the simple daily average of the months that compose the fourth quarter (64 observations);

(2) Calculated based on the simple daily average of the months that compose the fourth quarter (62 observations);

(3) Corresponds to the total balance related to the item of cash inflows or outflows;

(4) Corresponds to the value after application of the weighting factors; and

(5) Corresponds to the calculated value after the application of weighting factors and limits.

NSFR of December of the Prudential Conglomerate

The following table shows the NSFR at December 31, 2019 of the Prudential Conglomerate:

R$ thousand
Information on the Long-term Indicator (NSFR)
		On December 31, 2019 (1)				Weighted Average (2)
		Amount per effective term of residual maturity
		Without expiration	Less than 6 months	Greater than or equal to 6 months and less than one year	Greater than or equal to one year
Number of Line	Available stable funding (ASF)
1	Capital	164,713,771	-	-	17,470,233	182,184,004
2	Reference Equity, gross of regulatory deductions	164,713,771	-	-	-	164,713,771
3	Other instruments not included in line 2	-	-	-	17,470,233	17,470,233
4	Ratail funding:	129,074,811	125,089,118	754,368	2,945,468	239,166,745
5	Stable funding	82,488,995	53,407,198	-	-	129,101,383
6	Less stable funding	46,585,816	71,681,920	754,368	2,945,468	110,065,362
7	Wholesale Funding, of which:	26,437,635	386,140,576	37,228,191	111,749,390	209,696,927
8	Operating deposits and deposits of affiliated cooperatives	10,314,521	-	-	-	4,511,764
9	Other wholesale fundings	16,123,114	386,140,576	37,228,191	111,749,390	205,185,163
10	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	30,383,414	2,173	152,583	-
11	Other liabilities, of which:	62,506,583	24,950,621	-	-	4,576,256
12	Derivatives whose replacement value is less than zero	-	41,608	-	-	-
13	Other liabilities or shareholders' equity not included in the previous items	62,506,583	24,909,013	-	-	4,576,256
14	Total of Available Stable Funding (ASF)	-	-	-	-	635,623,931
15	Total High Quality Liquid Assets (HQLA)	-	-	-	-	14,866,127
16	Operating deposits held in other financial institutions	-	-	-	-	-
17	Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	5,981,349	205,884,884	75,927,002	268,859,486	344,672,984
18	Transactions with financial institutions collateralized by Level 1 HQLA	-	15,293,610	-	-	1,529,361
19	Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	-	43,860,573	3,874,055	2,465,669	6,274,154
20	Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	-	127,338,475	61,937,442	159,986,927	234,947,530
21	Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	-	-	-	266,821	174,162
22	Residential real estate financing, of which:	-	2,671,136	2,402,256	33,290,208	24,175,331
23	Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	-	2,671,136	2,402,256	33,290,208	24,175,331
24	Securities not eligible for HQLA, including shares traded on the stock exchange	5,981,349	16,721,090	7,713,249	72,849,861	77,572,446
25	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	29,846,713	2,437,311	57,664	-
26	Other assets, of which:	189,213,031	23,574,415	255,784	14,064,500	180,400,296
27	Operations with gold and commodities, including those with a forecast of physical settlement	-	-	-	-	-
28	Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in	-	-	-	12,305,556	10,459,722
	mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty
29	Derivatives whose replacement value is greater than or equal to zero	-	1,704,628	-	-	-
30	Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	-	-	-	-	1,577,581
31	Other assets not included in the previous lines	189,213,031	21,869,787	255,784	1,758,944	168,362,993
32	Transactions not recorded in the balance sheet	-	328,019,623	-	-	11,792,062
33	Total Required Stable Funding (RSF)	-	-	-	-	551,731,471
34	NSFR (%)					115.2%

(1) Corresponds to the total balance sheet, position on December 31, 2019; and

(2) Corresponds to the value after applying the weighting factors.

The cash flows payable for non-derivative financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	211,933,285	7,951,703	17,687,715	16,148,899	5,095,470	258,817,072
Deposits from customers	155,375,679	5,905,668	50,655,420	152,739,946	12,720	364,689,433
Funds from issuance of securities	5,525,148	15,106,936	64,755,163	105,451,340	7,777,040	198,615,627
Subordinated debt	756	34,732	33,848	15,617,690	33,705,500	49,392,526
Other financial liabilities (1)	49,689,795	13,312,723	4,436,523	9,071,260	2,610,826	79,121,127
Total liabilities	422,524,663	42,311,762	137,568,669	299,029,135	49,201,556	950,635,785

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	187,971,161	11,043,189	31,568,186	18,339,106	6,278,070	255,199,712
Deposits from customers	154,751,012	8,321,457	51,709,653	142,724,058	86,171	357,592,351
Funds from issuance of securities	2,715,463	7,704,113	57,416,558	110,993,400	2,819,759	181,649,293
Subordinated debt	303,419	83,095	6,290,777	25,122,764	43,080,703	74,880,758
Other financial liabilities (1)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	62,598,235
Total liabilities	384,505,493	38,942,380	151,702,985	300,851,827	55,917,664	931,920,349

(1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds. For more information on leases, in the amount of R$5,724,960 thousand, see note 37a.

The derivative financial liabilities that will be settled at net value

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	2,464,064	385,676	510,465	7,826,017	730,510	11,916,732
Non-deliverable forwards	90,835	115,400	151,731	67,247	-	425,213
• Purchased	79,986	80,476	129,615	66,498	-	356,575
• Sold	10,849	34,924	22,116	749	-	68,638
Premiums of options	361,740	33,437	114,228	956,353	66,493	1,532,251
Other	153,047	115,947	150,988	62,388	-	482,370
Adjustment payables - future	23,676	-	-	-	-	23,676
Total of derivative liabilities	3,093,362	650,460	927,412	8,912,005	797,003	14,380,242

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	1,302,578	464,191	6,428,914	6,266,955	350,374	14,813,012
Non-deliverable forwards	96,680	141,438	250,176	25,676	637	514,607
• Purchased	14,062	17,695	101,869	18,090	637	152,353
• Sold	82,618	123,743	148,307	7,586	-	362,254
Premiums of options	1,001,464	20,355	127,983	123,491	372,057	1,645,350
Adjustment payables - future	21,283	-	-	-	-	21,283
Total of derivative liabilities	2,422,005	625,984	6,807,073	6,416,122	723,068	16,994,252

The financial assets and liabilities of the Organization segregated by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2019
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	109,610,999	-	-	-	-	-	109,610,999
Financial assets at fair value through profit or loss	238,533,342	1,656,694	697,750	6,739,576	2,132,415	-	249,759,777
Financial assets at fair value through other comprehensive income	10,143,306	21,137,632	9,604,834	100,201,043	41,411,881	9,951,314	192,450,010
Loans and advances to customers, net of impairment	58,050,113	106,578,634	66,089,533	149,779,180	43,031,256	-	423,528,716
Loans and advances to banks, net of impairment	48,010,255	5,636,401	3,219,405	2,217,730	-	-	59,083,791
Securities, net of provision for losses	34,408,860	21,261,680	16,049,734	46,629,975	48,568,111	-	166,918,360
Other financial assets (1)	42,308,091	115,534	500,348	10,564,411	2,613,397	-	56,101,781
Total financial assets	541,064,966	156,386,575	96,161,604	316,131,915	137,757,060	9,951,314	1,257,453,434

Liabilities
Financial liabilities at amortized cost
Deposits from banks	174,921,285	21,892,194	11,484,874	19,521,258	-	-	227,819,611
Deposits from customers (2)	163,312,671	20,878,485	41,249,228	140,787,156	-	-	366,227,540
Funds from issuance of securities	5,533,584	37,545,964	43,156,796	84,491,220	-	-	170,727,564
Subordinated debt	2,079	38,097	281,141	39,432,224	-	9,559,967	49,313,508
Other financial liabilities (3)	49,689,795	13,312,723	4,436,523	9,071,260	2,610,826	-	79,121,127
Financial liabilities at fair value through profit or loss	2,940,618	794,723	471,835	10,036,907	-	-	14,244,083
Provision for Expected Credit Loss							-
Loan Commitments	-	-	-	2,318,404	-	-	2,318,404
Financial guarantees	-	-	-	1,970,321	-	-	1,970,321
Insurance technical provisions and pension plans (2)	228,230,978	2,373,787	1,035,302	36,662,624	-	-	268,302,691
Total financial liabilities	624,631,010	96,835,973	102,115,699	344,291,374	2,610,826	9,559,967	1,180,044,849

	R$ thousand
	On December 31, 2018
	Current			Non-current		Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,209,743	-	-	-	-	-	107,209,743
Financial assets at fair value through profit or loss	3,129,166	3,917,446	5,425,013	164,553,949	61,990,603	7,144,973	246,161,150
Financial assets at fair value through other comprehensive income	17,262,976	44,288,649	14,212,201	67,290,177	24,067,050	10,929,483	178,050,536
Loans and advances to customers, net of impairment	62,060,766	92,247,120	52,642,217	124,423,414	49,013,559	-	380,387,076
Loans and advances to banks, net of impairment	32,770,492	68,354,830	1,831,146	2,292,482	-	-	105,248,950
Securities, net of provision for losses	1,040,454	2,361,956	855,476	91,922,854	44,423,998	-	140,604,738
Other financial assets (1)	29,524,094	134,393	131,233	11,910,297	2,193,292	-	43,893,309
Total financial assets	252,997,691	211,304,394	75,097,286	462,393,173	181,688,502	18,074,456	1,201,555,502

Liabilities
Financial liabilities at amortized cost
Deposits from banks	193,135,637	20,377,472	13,489,852	15,646,679	4,664,339	-	247,313,979
Deposits from customers (2)	154,046,665	15,639,175	42,076,109	128,959,777	26,470	-	340,748,196
Funds from issuance of securities	2,598,083	29,410,415	34,192,057	81,108,678	719,785	-	148,029,018
Subordinated debt	7,059	149,894	6,305,187	22,492,556	15,434,005	9,254,743	53,643,444
Other financial liabilities (3)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	-	62,598,235
Financial liabilities at fair value through profit or loss	15,066,551	373,896	162,153	177,029	372,458	-	16,152,087
Provision for Expected Credit Loss
Loan Commitments	-	-	-	2,551,676	-	-	2,551,676
Financial guarantees	-	-	-	719,216	-	-	719,216
Insurance technical provisions and pension plans (2)	216,282,259	2,347,327	939,034	32,009,667	-	-	251,578,287
Total financial liabilities	619,900,692	80,088,705	101,882,203	287,337,777	24,870,018	9,254,743	1,123,334,138

(1) Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;

(2) Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and

(3) Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The assets and liabilities of the Company segregated by current and non-current

The tables below show the assets and liabilities of the Organization segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2019
	Current	Non-current	Total
Assets
Total financial assets	793,613,145	463,840,289	1,257,453,434
Non-current assets held for sale	1,357,026	-	1,357,026
Investments in associated companies	-	7,635,612	7,635,612
Premises and equipment	-	14,659,222	14,659,222
Intangible assets and goodwill, net of accumulated amortization	-	14,724,647	14,724,647
Taxes to be offset	11,569,545	4,116,256	15,685,801
Deferred income tax assets	-	59,570,055	59,570,055
Other assets	7,042,105	399,783	7,441,888
Total non-financial assets	19,968,676	101,105,575	121,074,251
Total assets	813,581,821	564,945,864	1,378,527,685

Liabilities
Total financial liabilities	823,582,682	356,462,167	1,180,044,849
Other reserves	5,525,041	19,714,888	25,239,929
Current income tax liabilities	2,595,277	-	2,595,277
Deferred income tax assets	-	1,080,603	1,080,603
Other liabilities	31,246,562	2,776,891	34,023,453
Total non-financial liabilities	39,366,880	23,572,382	62,939,262
Total equity	-	135,543,574	135,543,574
Total equity and liabilities	862,949,562	515,578,123	1,378,527,685

	R$ thousand
	On December 31, 2018
	Current	Non-current	Total
Assets
Total financial assets	539,399,371	662,156,131	1,201,555,502
Non-current assets held for sale	1,353,330	-	1,353,330
Investments in associated companies	-	8,125,799	8,125,799
Premises and equipment	-	8,826,836	8,826,836
Intangible assets and goodwill, net of accumulated amortization	-	16,128,548	16,128,548
Taxes to be offset	3,683,210	9,815,054	13,498,264
Deferred income tax assets	-	48,682,569	48,682,569
Other assets	5,443,840	1,929,026	7,372,866
Total non-financial assets	10,480,380	93,507,832	103,988,212
Total assets	549,879,751	755,663,963	1,305,543,714

Liabilities
Total financial liabilities	801,871,600	321,462,538	1,123,334,138
Other reserves	1,846,682	17,955,489	19,802,171
Current income tax liabilities	2,373,261	-	2,373,261
Deferred income tax assets	48,925	1,151,664	1,200,589
Other liabilities	32,630,277	1,527,158	34,157,435
Total non-financial liabilities	36,899,145	20,634,311	57,533,456
Total equity	-	124,676,120	124,676,120
Total equity and liabilities	838,770,745	466,772,969	1,305,543,714

The composition of the financial assets and liabilities measured at fair value

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2019
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	195,987,017	4,848,858	3	200,835,878
Corporate debt and marketable equity securities	7,911,149	4,772,477	707,392	13,391,018
Bank debt securities	1,466,695	13,517,702	-	14,984,397
Mutual funds	5,518,833	-	-	5,518,833
Foreign governments securities	471,153	-	-	471,153
Brazilian sovereign bonds	47,308	-	-	47,308
Financial assets at fair value through profit or loss	211,402,155	23,139,037	707,395	235,248,587
Derivative financial instruments (assets)	107,388	14,392,323	11,479	14,511,190
Derivative financial instruments (liabilities)	(52,334)	(14,152,623)	(39,126)	(14,244,083)
Derivatives	55,054	239,700	(27,647)	267,107
Brazilian government securities	161,031,769	-	35,132	161,066,901
Corporate debt securities	2,344,002	2,541,288	600,387	5,485,677
Bank debt securities	5,098,002	414,477	-	5,512,479
Brazilian sovereign bonds	1,746,932	-	-	1,746,932
Foreign governments securities	6,454,894	-	-	6,454,894
Mutual funds	2,231,810	-	-	2,231,810
Marketable equity securities and other stocks	7,192,221	2,638,655	120,441	9,951,317
Financial assets at fair value through other comprehensive income	186,099,630	5,594,420	755,960	192,450,010
Total	397,556,839	28,973,157	1,435,708	427,965,704

	R$ thousand
	On December 31, 2018
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	202,199,216	4,556,831	3	206,756,050
Corporate debt and marketable equity securities	3,678,532	5,206,852	418,558	9,303,942
Bank debt securities	1,554,257	8,610,197	-	10,164,454
Mutual funds	3,657,393	-	-	3,657,393
Foreign governments securities	849,114	-	-	849,114
Brazilian sovereign bonds	659,603	-	-	659,603
Financial assets at fair value through profit or loss	212,598,115	18,373,880	418,561	231,390,556
Derivative financial instruments (assets)	34,752	14,699,247	36,595	14,770,594
Derivative financial instruments (liabilities)	(32,434)	(16,095,752)	(23,901)	(16,152,087)
Derivatives	2,318	(1,396,505)	12,694	(1,381,493)
Brazilian government securities	150,778,773	-	39,982	150,818,755
Corporate debt securities	3,761,191	1,664,892	549,111	5,975,194
Bank debt securities	5,715,372	205,704	-	5,921,076
Brazilian sovereign bonds	1,564,667	-	-	1,564,667
Mutual funds	2,841,361	-	-	2,841,361
Marketable equity securities and other stocks	5,266,028	2,649,350	3,014,105	10,929,483
Financial assets at fair value through other comprehensive income	169,927,392	4,519,946	3,603,198	178,050,536
Total	382,527,825	21,497,321	4,034,453	408,059,599

Reconciliation of all assets and liabilities measured at fair value

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2019 and 2018:

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivatives	Total

Balance on December 31, 2017	352,446	6,891,288	(4,903)	7,238,831
Included in the statement of income and other comprehensive income	24,142	(374,664)	-	(350,522)
Acquisitions	150,950	91,668	17,597	260,215
Write-offs	(22,262)	(939)	-	(23,201)
Transfer with categories (1)	-	(3,419,149)	-	(3,419,149)
Transfer levels (2)	(86,715)	320,342	-	233,627
Balance on December 31, 2018	418,561	3,508,546	12,694	3,939,801
Included in the statement of income and other comprehensive income	(31,773)	(293,123)	-	(324,896)
Acquisitions	132,408	318,623	-	451,031
Write-offs	(396,260)	(2,891,422)	(40,341)	(3,328,023)
Transfer levels (2)	584,459	113,336	-	697,795
Balance on December 31, 2019	707,395	755,960	(27,647)	1,435,708

(1) With the adoption of IFRS 9, a significant portion of the debentures that were in the category of available for sale are now measured at amortized cost; and

(2) These papers were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the papers are transferred from level 3 to level 2.

The gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2019, 2018 and 2017:

	R$ thousand
	Year ended December 31, 2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	54,132	18,114	72,246
Net trading gains/(losses) realized and unrealized	(85,905)	(311,237)	(397,142)
Total	(31,773)	(293,123)	(324,896)

	R$ thousand
	Year ended December 31, 2018
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	8,415	79,579	87,994
Net trading gains/(losses) realized and unrealized	15,727	(454,243)	(438,516)
Total	24,142	(374,664)	(350,522)

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	25,967	182,269	208,236
Net trading gains/(losses) realized and unrealized	(10,099)	(917,271)	(927,370)
Total	15,868	(735,002)	(719,134)

Sensitivity analysis for financial assets classified as Level 3

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2019
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(44)	(6,489)	(12,504)	(12)	(1,798)	(3,436)
Price indexes	(10)	(383)	(761)	(0)	(0)	(0)
Equities	(2,019)	(50,472)	(100,944)	(978)	(24,456)	(48,913)

	R$ thousand
	On December 31, 2018
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(7)	(1,491)	(2,669)	(102)	(20,473)	(36,901)
Price indexes	-	-	-	(16)	(1,750)	(3,296)
Equities	(1,748)	(43,705)	(87,410)	(15,987)	(399,669)	(799,338)

Carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2019
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	59,091,251	-	59,091,251	59,083,791
· Customers	-	-	428,641,947	428,641,947	423,523,411
Securities at amortized cost	102,851,594	64,025,403	11,638,647	178,515,644	166,918,360

Financial liabilities
Deposits from banks	-	-	227,880,098	227,880,098	227,819,611
Deposits from customers	-	-	366,023,072	366,023,072	366,227,540
Funds from issuance of securities	-	-	169,488,130	169,488,130	170,727,564
Subordinated debt	-	-	50,108,020	50,108,020	49,313,508

	R$ thousand
	On December 31, 2018
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	105,248,950	-	105,248,950	105,248,950
· Customers	-	-	381,797,390	381,797,390	380,387,076
Securities at amortized cost	90,337,827	50,758,010	5,827,822	146,923,659	140,604,738

Financial liabilities
Deposits from banks	-	-	248,216,967	248,216,967	247,313,979
Deposits from customers	-	-	340,512,921	340,512,921	340,748,196
Funds from issuance of securities	-	-	147,572,438	147,572,438	148,029,018
Subordinated debt	-	-	54,081,544	54,081,544	53,643,444

detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate

Following is the detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31
	2019	2018
	Prudential
Tier I capital	100,831,668	90,322,147
Common equity	91,271,701	81,090,060
Shareholders' equity	133,723,221	121,120,869
Minority / Other	106,302	169,606
Prudential adjustments (1)	(42,557,822)	(40,200,415)
Additional Capital (3)	9,559,967	9,232,087
Tier II capital	24,443,737	27,618,026
Subordinated debts (Resolution No. 4.192/13)	21,324,281	22,416,933
Subordinated debts (prior to Resolution No. 4.192/13)	3,119,456	5,201,093
Reference Equity (a)	125,275,405	117,940,173

- Credit risk	680,907,697	598,057,619
- Market risk	13,571,488	10,407,258
- Operational risk	64,572,141	53,150,786
Risk-weighted assets - RWA (b)	759,051,326	661,615,663
Banking Book's Interest Rate Risk	3,535,922	5,180,343
Margin (Capital Buffer) (2)	32,022,015	34,911,835
Basel ratio (a/b)	16.5%	17.8%
Tier I capital	13.3%	13.7%
- Principal capital	12.0%	12.3%
- Additional capital	1.3%	1.4%
Tier II capital	3.2%	4.1%

(1) According to CMN Resolution No. 4,192/13, as from January 2018, the factor applied to prudential adjustments is 100%;
(2) Margin: Minimum (PR - PRE - IRRBB; PR Level I - RWA*6%; PR - RWA*4.5%) - Additional Common Equity; and
(3) Authorization of subordinated debts to compose Tier I in the amount of R$4,179 thousand (R$1,737 thousand in December 2018 and R$2,442 thousand in January 2019).

Detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate

Below is the detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate:

RWA	R$ thousand
	On December 31
	2019	2018
	Prudential
Credit risk	680,907,697	598,057,619
Risk Weight of 0%	-	-
Risk Weight of 2%	-	83,052
Risk Weight of 20%	2,013,917	3,229,634
Risk Weight of 35%	13,636,518	11,393,716
Risk Weight of 50%	34,584,945	32,072,200
Risk Weight of 70%	78,147	-
Risk Weight of 75%	152,407,502	130,208,551
Risk Weight of 85%	136,879,718	115,191,858
Risk Weight of 100%	274,131,256	265,578,016
Risk Weight of 150%	21,512	-
Risk Weight of 250%	34,226,888	30,408,772
Risk Weight of 300%	7,119,182	6,634,117
FORMULA (3)	21,818,346	3,250,205
Risk Weight up to 1,250%	3,989,766	7,498
Market Risk (4)	13,571,488	10,407,258
Fixed-rate in Reais	2,137,575	3,621,542
Foreign Currency Coupon	3,229,863	6,949,809
Price Index Coupon	2,349,025	1,399,478
Equities	694,263	1,087,814
Commodities	1,015,513	757,438
Exposure to Gold, Foreign Currencies and Exchange	11,147,550	4,424,487
Operational Risk	64,572,141	53,150,786
Corporate Finance	1,879,143	1,655,552
Trading and Sales	7,427,004	2,443,551
Retail	11,413,989	10,032,258
Commercial	26,451,579	23,508,471
Payment and Settlement	7,661,071	6,834,660
Financial Agent Services	4,265,433	4,055,903
Asset Management	5,311,463	4,465,702
Retail Brokerage	162,459	154,689
Total Risk Weighted Assets	759,051,326	661,615,663
Total Capital Requirement	60,724,106	57,064,351
Banking Book's Interest Rate Risk	3,535,922	5,180,343

Additional Common equity (ACPS) (3)	26,566,796	15,713,372
ACP Conservation	18,976,283	12,405,294
ACP Systemic	7,590,513	3,308,078

(1) Risk weighting factors defined according to Articles 23-A and 23-B of Circular Letter of Central Bank of Brazil No. 3,644/13, as amended by Circular Letter No. 3,949 of June 25, 2019;

(2) Risk weighting factor defined according to Article 26-A of Circular Letter of Central Bank of Brazil No. 3,644/13, as amended by Circular Letter No. 3,921 of December 5, 2018;

(3) As established by Circular Letters of Central Bank of Brazil No. 3,848 and No. 3,849;

(4) For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil; and

(5) In 2019, the value of the conservation ACP represents 2.5% of the amount of RWA. The systemic ACP represents 1.0% of the amount of RWA Systemic Relevance Factor determined according to Circular Letter No. 3,768 of the Central Bank of Brazil - Total Exposure and GDP of the year before last in relation to the base date: R$1.1 trillion and R$6.6 trillion, respectively. The contracyclical ACP remained at 0% of the amount of RWA, pursuant to Communication No. 34,724/19 of Central Bank of Brazil, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$601 billion in Brazil.

The sensibility test for Life Insurance with Survival

Sensitivity tests for pension plan products, including Life Insurance with Survival Coverage (VGBL), and for Individual Life Insurance (which is a Life product), were made considering the same bases of the TAP test with variation in the assumptions listed below:

	R$ thousand
	On December 31, 2019
	Interest rate	Longevity (improvement)	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 b.p.

Traditional plans (contributing period)	(74,077)	(12,415)	(29,520)
PGBL and VGBL (contributing period)	(9,217)	(1,819)	(38,797)
All plans(retirement benefit period)	(123,647)	(63,917)	-
Total	(206,941)	(78,151)	(68,317)

For damages, life and health insurance, except individual life

For non life, life (except individual life) and health insurance, the table below shows increase in the events/claims were to rise 1 percentage point over the 12 months from the calculation base date.

	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31		On December 31
	2019	2018	2019	2018
Auto	(24,258)	(21,721)	(24,258)	(21,721)
RE (Elementary branch)	(9,953)	(8,366)	(9,664)	(7,980)
Life	(31,701)	(29,633)	(31,549)	(29,541)
Dental	(4,984)	(3,941)	(4,984)	(3,941)
Health	(123,571)	(104,574)	(123,571)	(104,574)

Potential exposures are monitored, analyzing

Potential exposures are monitored, analyzing certain concentrations in some type of insurance. The table below shows risk concentration by type of insurance (except health and dental), based on net premiums, net of reinsurance:

Premium issued by branch, net of cancellation	R$ thousand
	On December 31
	2019	2018
Auto	4,115,426	3,987,645
RE (Elementary branch)	1,600,632	1,485,537
Traditional plans	1,184,755	1,892,855
Life insurance	8,588,654	7,041,906
VGBL	25,563,864	23,492,119
PGBL	2,770,148	2,461,808